UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):          [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Stieven Capital Advisors, L.P.
Address:                  12412 Powerscourt Drive, Suite 250
                          St. Louis, MO  63131

13F File Number:          028-12969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    Daniel M. Ellefson
Title:                   Officer - Managing Director
Phone:                   314-779-2450

Signature, Place, and Date of Signing:

/s/ Daniel M. Ellefson             St. Louis, MO            May 14, 2008

Report Type (Check only one):

[x]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                  58

Form 13F Information Table Value Total:                  72,677
                                                         (thousands)

List of Other Included Managers:                         NONE

FORM 13F INFORMATION TABLE
AS OF DATE: 03-31-2008
                                TITLE OF                 VALUE     SHRS/    SHR/ PUT/  INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS        CUSIP       (x$1000)  PRN AMT  PRN  CALL  DISCRTN  MGRS   SOLE    SHARED  NONE
______________                  _______      _____       _______   _______  ___  ___   _______  _____  _____   ______  ____
AMERICAN BANCORP N J INC        COM          02407E104   290       27846    SH         SOLE            27846
ANNALY CAP MGMT INC             COM          035710409   6148      401300   SH         SOLE            401300
BANK HAWAII CORP                COM          062540109   1294      26102    SH         SOLE            26102
BANK OF MARIN BANCORP           COM          063425102   1833      61102    SH         SOLE            61102
BANNER CORP                     COM          06652V109   514       22300    SH         SOLE            22300
BB&T CORP                       COM          054937107   638       19900    SH         SOLE            19900
CAPSTEAD MTG CORP               COM          14067E506   1792      157200   SH         SOLE            157200
CAROLINA BK HLDGS INC GREENS    COM          143785103   664       60340    SH         SOLE            60340
CITY NATL CORP                  COM          178566105   1080      21833    SH         SOLE            21833
COLONIAL BANCGROUP INC          COM          195493309   1527      158550   SH         SOLE            158550
COMERICA INC                    COM          200340107   1743      49700    SH         SOLE            49700
COMMERCE BANCSHRS INC           COM          200525103   953       22678    SH         SOLE            22678
DANVERS BANCORP INC             COM          236442109   1212      120600   SH         SOLE            120600
DYNEX CAP INC                   PFD D        26817Q605   432       40549    SH         SOLE            40549
ESSA BANCORP INC                COM          29667D104   2524      214781   SH         SOLE            214781
FIFTH THIRD BANCORP             COM          316773100   833       39800    SH         SOLE            39800
FIRST CHARTER CORP              COM          319439105   1480      55400    SH         SOLE            55400
FIRST CMNTY BANCORP CALIF       COM          31983B101   817       30422    SH         SOLE            30422
FIRST KEYSTONE FINL INC         COM          320655103   500       48373    SH         SOLE            48373
FIRST MIDWEST BANCORP DEL       COM          320867104   1347      48499    SH         SOLE            48499
FIRST REGL BANCORP              COM          33615C101   940       57300    SH         SOLE            57300
FIRST ST BANCORPORATION         COM          336453105   916       68400    SH         SOLE            68400
FIRSTFED FINL CORP              COM          337907109   1708      62900    SH         SOLE            62900
FOX CHASE BANCORP               COM          35137P106   2142      188741   SH         SOLE            188741
GUARANTY FED BANCSHRS INC       COM          40108P101   451       17256    SH         SOLE            17256
HAMPDEN BANCORP INC             COM          40867E107   454       43000    SH         SOLE            43000
HERITAGE FINL CORP WASH         COM          42722X106   341       19600    SH         SOLE            19600
HMN FINL INC                    COM          40424G108   2700      116978   SH         SOLE            116978
HOME FED BANCORP                COM          436926109   439       19976    SH         SOLE            19976
IBERIABANK CORP                 COM          450828108   3747      84689    SH         SOLE            84689
LINCOLN BANCORP IND             COM          532879103   2959      248690   SH         SOLE            248690
MB FINANCIAL INC NEW            COM          55264U108   1087      35318    SH         SOLE            35318
MERCANTILE BANK CORP            COM          587376104   1446      140086   SH         SOLE            140086
MFA MTG INVTS INC               COM          55272X102   470       74600    SH         SOLE            74600
NORTHERN TR CORP                COM          665859104   1329      20000    SH         SOLE            20000
PNC FINL SVCS GROUP INC         COM          693475105   570       8700     SH         SOLE            8700
PROSPERITY BANCSHRS INC         COM          743606105   1035      36101    SH         SOLE            36101
PULASKI FINL CORP               COM          745548107   275       25190    SH         SOLE            25190
REGIONS FINANCIAL CORP NEW      COM          7591EP100   393       19900    SH         SOLE            19900
RENASANT CORP                   COM          75970E107   630       28000    SH         SOLE            28000
SOUTHERN CMNTY FINL CORP        COM          842632101   266       37150    SH         SOLE            37150
SOUTHSIDE BANCSHRS INC          COM          84470P109   1703      70768    SH         SOLE            70768
SOUTHWEST BANCORP INC OKLA      COM          844767103   2522      144037   SH         SOLE            144037
SPDR SERIES TRUST               KBW BK ETF   78464A797   385       9900     SH         SOLE            9900
STERLING BANCSHARES INC         COM          858907108   1482      149100   SH         SOLE            149100
STERLING FINL CORP WASH         COM          859319105   476       30500    SH         SOLE            30500
SVB FINL GROUP                  COM          78486Q101   585       13400    SH         SOLE            13400
SYNOVUS FINL CORP               COM          87161C105   1488      134500   SH         SOLE            134500
TAYLOR CAP GROUP INC            COM          876851106   775       47209    SH         SOLE            47209
TCF FINL CORP                   COM          872275102   2212      123433   SH         SOLE            123433
TEXAS CAPITAL BANCSHRS INC      COM          88224Q107   503       29800    SH         SOLE            29800
TFS FINL CORP                   COM          87240R107   1973      164000   SH         SOLE            164000
THORNBURG MTG INC               PFD CV F     885218701   502       118200   SH         SOLE            118200
TOTAL SYS SVC INC               COM          891906109   1701      71907    SH         SOLE            71907
TOWER FINANCIAL CORP            COM          891769101   2152      199117   SH         SOLE            199117
UNITED CMNTY BKS BLRSVLE GA     CAP STK      90984P105   1622      95520    SH         SOLE            95520
WEST COAST BANCORP ORE NEW      COM          952145100   398       27300    SH         SOLE            27300
WINTRUST FINANCIAL CORP         COM          97650W108   279       7982     SH         SOLE            7982